Investments carried under the equity method	12 Months Ended
Dec. 31, 2020
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates for 2020 and 2019:

Investments in associates	2020	2019
Initial balance	139,925	53,419
Share of (loss)/profit	510	7,457
Distributions	(23,703)	(36,780)
Acquisitions	-	113,897
Others (incl. currency translation differences)	(118)	1,932
Final balance	116,614	139,925

Decrease in investments carried under the equity method in 2020 is primarily due to distributions received from the projects Honaine for $4.5 million ($4.6 million in 2019) and Amherst for $16.1 million ($25.9 million in 2019). A significant portion of the distributions received from Amherst are distributed by the Company to Algonquin Power Co. (Note 13).

On May 24, 2019, Atlantica and Algonquin formed AYES Canada, a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric. Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in AIP, the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 Consolidated Financial Statements, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42.0 million, out of which $16.7 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.

The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2020 and 2019 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,531	1,130	16,721	646	853	(167)	(194)	976
Myah Bahr Honaine, S.P.A.(*)	25.50	165,688	57,808	71,867	12,742	50,739	30,519	12,402	39,204
Pectonex, R.F. Proprietary Limited	50.00	2,743	-	-	1	-	(168)	(168)	1,587
Evacuación Villanueva del Rey, S.L	40.02	3,201	134	1,861	257	-	52	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	468,131	156,528	604,986	25,773	80,240	17,415	1,615	30
Pemcorp SAPI de CV (**)	30.00	127,429	121,468	258,295	4,725	28,832	3,068	(6,237)	15,514
ABY Infraestructuras S.L.U.	20.00	135	84	-	63	-	(53)	(53)	17
Windlectric Inc (***)	30.00	316,251	7,229	216,765	31,403	23,663	10,451	(493)	59,116
Other renewable energy joint ventures (****)	50.00	323	210	-	19	-	(66)	(66)	169
As of December 31, 2020									116,614

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	18,584	1,268	13,145	783	694	(277)	(303)	2,348
Myah Bahr Honaine, S.P.A.(*)	25.50	184,332	63,148	71,614	13,562	51,504	33,372	30,186	45,222
Pectonex, R.F. Proprietary Limited	50.00	3,074	-	-	2	-	(190)	(190)	1,391
Evacuación Villanueva del Rey, S.L	40.02	2,946	107	1,841	225	-	47	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	486,179	55,423	-	543,077	-	(39)	(495)	-
Pemcorp SAPI de CV (**)	30.00	125,301	72,669	197,324	5,090	32,302	5,737	(10,073)	17,179
ABY Infraestructuras S.L.U.	20.00	-	59	-	-	-	(104)	(101)	11
Windlectric Inc (***)	30.00	319,041	10,655	232,938	22,424	24,867	11,125	(6,537)	73,693
Other renewable energy joint ventures (****)	50.00	47	146	6	70	-	(46)	(46)	81
As of December 31, 2019									139,925

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.

None of the associated companies referred to above are a listed company.

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $3.1 million in 2020 and $7.7 million in 2019.

 (**) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated financial statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these consolidated financial statements amounts to a loss of $1.9 million in 2020 and a profit of $0.5 million in 2019.

(***) Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method.

(****) Other renewable energy joint ventures correspond to investments made in the following entities: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.